Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured at fair value	6 Months Ended
Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured at fair value [Line Items]
Derivative liability – conversion feature	$ 215,947
Derivative liability - warrants	1,777,292
Total	1,993,239
Fair Value, Inputs, Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured at fair value [Line Items]
Derivative liability – conversion feature
Derivative liability - warrants
Total
Fair Value, Inputs, Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured at fair value [Line Items]
Derivative liability – conversion feature
Derivative liability - warrants
Total
Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured at fair value [Line Items]
Derivative liability – conversion feature	215,947
Derivative liability - warrants	1,777,292
Total	$ 1,993,239